UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-2033
The Reserve Fund
(Exact name of registrant as specified in charter)
Reserve Funds 1250 Broadway 32nd Floor New York, NY		10001
(Address of principal executive offices)		(Zip code)
Amy W. Bizar Reserve Funds 1250 Broadway 32nd Floor New York, NY 10001
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-401-5500

Date of fiscal year end:	5/31/2005

Date of reporting period:	6/1/2004 - 8/31/2004

Item 1.         Schedule of Investments

THE RESERVE FUND - PRIMARY FUND

SCHEDULE OF INVESTMENTS – AUGUST 31, 2004 (Unaudited)

Principal Amount		Value
	Negotiable Bank Certficates of Deposit– 66.0%

	Domestic– 10.7%
$300,000,000	Chase Manhattan Bank U.S.A., 1.52%, 5/11/05*	$299,998,485
100,000,000	Huntington National Bank, 1.15%, 10/25/04	100,000,000
200,000,000	Marshall & Ilsley Bank, 1.54%, 10/15/04	200,000,000
100,000,000	National Bank of Commerce, 1.58%, 1/20/05*	99,996,136
200,000,000	Southtrust, 1.54%, 10/18/04	200,000,000
200,000,000	Southtrust, 1.59%, 10/27/04	200,000,000
200,000,000	Washington Mutual Bank FA, 1.47%, 9/20/04	200,000,000
200,000,000	Washington Mutual Bank FA, 1.54%, 10/13/04	200,000,000
400,000,000	Washington Mutual Bank FA, 1.55%, 10/19/04	400,000,000
100,000,000	Washington Mutual Bank FA, 1.66%, 11/10/04	100,000,000
50,000,000	Wilmington Trust Co., 1.30%, 9/02/04	50,000,000
		2,049,994,621

	Yankees– 55.3%
400,000,000	Barclays Bank PLC, 1.42%, 4/04/05*	399,940,925
200,000,000	Barclays Bank PLC, 1.55%, 12/23/04*	199,981,514
400,000,000	Bayerische Landesbank Girozentrale, 1.53%, 12/15/04*	399,965,564
200,000,000	BNP Paribas, 1.52%, 10/14/04	200,000,000
200,000,000	BNP Paribas, 1.59%, 10/27/04	200,000,000
100,000,000	Canadian Imperial Bank of Commerce, 1.16%, 11/23/04	100,000,000
100,000,000	Canadian Imperial Bank of Commerce, 1.16%, 11/24/04	100,000,000
200,000,000	Canadian Imperial Bank of Commerce, 1.54%, 12/15/04*	199,985,651
200,000,000	Canadian Imperial Bank of Commerce, 1.65%, 9/16/05	200,000,000
100,000,000	Calyon, 1.53%, 10/14/04	100,000,000
340,000,000	Calyon, 1.53%, 3/17/05*	339,956,082
70,000,000	Calyon, 1.55%, 4/21/05*	69,991,139
400,000,000	Credit Suisse First Boston, 1.45%, 9/14/04	400,000,000
200,000,000	Deutsche Bank AG, 1.225%, 11/26/04	200,000,000
200,000,000	Deutsche Bank AG, 1.31%, 4/25/05	200,000,000
200,000,000	Deutsche Bank AG, 1.33%, 3/15/05	200,000,000
100,000,000	Deutsche Bank AG, 1.355%, 4/29/05	100,000,000
225,000,000	Deutsche Bank AG, 2.26%, 7/05/05	224,998,616
100,000,000	Forenings Sparbanken, 1.44%, 3/4/05*	99,987,409
300,000,000	Fortis Bank, 1.15%, 9/03/04	300,000,000
300,000,000	Fortis Bank, 1.59%, 10/26/04	300,000,000
200,000,000	HBOS PLC, 1.52%, 10/14/04	200,000,000
250,000,000	HBOS PLC, 1.58%, 3/31/05*	249,971,017
350,000,000	HBOS PLC, 1.65%, 11/15/04	350,000,000

100,000,000	HBOS PLC, 1.66%, 11/18/04	100,000,000
400,000,000	KBC Bank NV, 1.48%, 9/27/04	400,000,000
100,000,000	Landesbank Baden-Wurttemberg, 1.67%, 11/18/04	100,001,064
200,000,000	Lloyds Bank PLC, 1.74%, 12/06/04	200,000,000
400,000,000	Natexis Banques Populaires, 1.55%, 12/16/04*	399,965,234
100,000,000	Natexis Banques Populaires, 1.66%, 11/22/04	100,000,000
100,000,000	Norddeutsche Landesbank Girozentrale, 1.40%, 9/01/04	100,000,000
250,000,000	Norddeutsche Landesbank Girozentrale, 1.53%, 12/15/04*	249,978,477
100,000,000	Nordea Bank, 1.44%, 3/04/05*	99,987,409
500,000,000	Royal Bank of Scotland PLC, 1.50%, 3/14/05*	499,931,102
200,000,000	Royal Bank of Scotland PLC, 1.68%, 8/26/05*	199,940,817
225,000,000	Societe Generale, 1.44%, 3/04/05*	224,976,920
200,000,000	Societe Generale, 1.53%, 3/17/05*	199,975,628
300,000,000	Societe Generale, 1.54%, 3/10/05*	299,968,636
100,000,000	Societe Generale, 1.66%, 11/22/04	100,000,000
200,000,000	Standard Chartered, 1.51%, 3/09/05*	199,979,314
100,000,000	Standard Chartered, 1.56%, 2/17/05*	99,995,388
100,000,000	Standard Chartered, 1.57%, 2/23/05*	99,995,223
400,000,000	Svenska Handelsbanken, 1.52%, 5/18/05*	399,957,148
500,000,000	UBS AG, 1.58%, 10/25/04	500,000,000
200,000,000	UBS AG, 1.66%, 11/24/04	200,000,000
100,000,000	Westdeutsche Landesbank AG, 1.20%, 9/30/04	100,000,000
225,000,000	Westdeutsche Landesbank AG, 1.47%, 3/07/05*	224,982,267
200,000,000	Westdeutsche Landesbank AG, 1.51%, 3/11/05*	199,984,315
		10,634,396,859

	Total Negotiable Bank Certificates of Deposit (Cost $13,481,391,480)	12,684,391,480

	Euro Time Deposit– 4.2%
797,000,000	Citibank N.A., 1.38%, 9/01/04 (Cost $797,000,000)	797,000,000

	Government Agency Notes– 17.7%
350,000,000	Federal Home Loan Bank, 1.45%, 3/11/05	350,000,000
200,000,000	Federal Home Loan Bank, 1.44%, 3/15/05*	200,000,000
195,000,000	Federal Home Loan Bank, 1.55%, 4/07/05*	195,000,000
165,000,000	Federal Home Loan Bank, 1.54%, 4/19/05*	164,975,242
190,000,000	Federal Home Loan Bank, 1.30%, 4/25/05	190,000,000
100,000,000	Federal Home Loan Bank, 1.35%, 4/29/05	100,000,000
100,000,000	Federal Home Loan Bank, 1.36%, 5/03/05	100,000,000
275,000,000	Federal Home Loan Bank, 1.53%, 7/15/05*	274,916,223
200,000,000	Federal Home Loan Bank, 1.51%, 10/03/05*	199,923,766
200,000,000	Federal Home Loan Mortgage Corp., 2.30%, 9/26/05	200,000,000
100,000,000	Federal Home Loan Mortgage Corp., 1.54%, 10/07/05	100,029,604
300,000,000	Federal National Mortgage Association, 1.38%, 2/14/05	300,000,000
100,000,000	Federal National Mortgage Association, 1.40%, 5/03/05	100,000,000
100,000,000	Federal National Mortgage Association, 1.55%, 5/04/05	100,000,000

175,000,000	Federal National Mortgage Association, 1.65%, 5/16/05		175,000,000
200,000,000	Federal National Mortgage Association, 1.81%, 5/27/05		200,000,000
75,000,000	Federal National Mortgage Association, 1.56%, 6/17/05*		74,996,977
150,000,000	Federal National Mortgage Association, 1.44%, 9/08/05*		149,923,446
223,300,000	Federal National Mortgage Association, 1.47%, 10/03/05*		223,170,593

	Total Government Agency Notes (Cost $3,397,935,851)		3,397,935,851

	Repurchase Agreements– 13.0%

1,609,000,000

Bear Stearns & Co., Inc., 1.59%, dated 8/31/04, due 9/01/04, repurchase proceeds at maturity $1,609,071,064 (collateralized by FGRA 0%, due 10/15/18 to 8/15/34 valued at $234,464,826, FGRM 0% to 6.50% due 10/15/17 to 5/15/34 valued at $215,774,426, FGSR 0% due 1/1/23 valued at $567,417, FMRA 0% due 2/1/42 valued at $231,163, FNMA 0% to 7.50% due 4/25/21 to 1/25/48 valued at $71,083,595, FNRA 0% due 12/25/15 to 6/25/34 valued at $342,441,769, FNRM 0% due 10/25/10 to 7/25/34 valued at $100,787,021, FNST 0% due 9/1/10 to 10/1/33 valued at $207,207,786, FXRA 0% due 11/18/31 to 9/18/32 valued at $13,000,585, GNRM 1.80% to 6.00% due 4/16/18 to 3/16/34 valued at $230,346,760, GNRP 0% due 4/17/34 valued at $4,810,751, GNRR 0% to 12.5% due 9/20/17 to 5/20/34 valued at $236,500,091, SFNI 0% due 1/1/18 to 8/1/21 valued at $54,505)

			1,609,000,000

500,000,000	Deutsche Bank Securities Inc., 1.58%, dated 8/31/04, due 9/01/04, repurchase proceeds at maturity $500,021,944 (collateralized by FGRA 0% to 1.70% due 8/15/19 to 8/15/34 valued at $149,183,129, FGRM 3.00% to 5.50% due 9/15/18 to 7/15/32 valued at $181,107,981, FNDN 0% due 11/24/04 valued at $11,329,641, GNAR 3.75% due 4/20/34 to 5/20/34 valued at $124,131,326, GNRM 6.00% due 12/20/31 valued at $49,137,678)		500,000,000
300,000,000	JP Morgan Chase & Co., 1.58%, dated 8/31/04, due 9/01/04, repurchase proceeds at maturity $300,013,167 (collateralized by FGRM 4.50% to 6.50% due 9/15/14 to 6/15/34 valued at $82,854,195, FGRA 0% due 8/15/30 to 12/15/32 valued at $95,925,466, FNRA 0% due 4/25/32 valued at $14,390,871, FNRM 0% due 10/25/11 to 3/25/33 valued at $35,902,871, GNRM 1.70 to 6.11% due 11/16/06 to 6/16/29 valued at $53,251,739)		300,000,000
100,000,000	State Street Bank & Trust Co., 1.55%, dated 8/31/04, due 9/01/04, repurchase proceeds at maturity $100,004,306 (collateralized by FHLMC 5.50% due 7/15/06 valued at $102,007,700)		100,000,000

	Total Repurchase Agreements (Cost $2,509,000,000)		2,509,000,000

	Total Investments (Cost $19,388,327,331)	100.9%	19,388,327,331

	Liabilities in Excess of Other Assets	(0.9)	(173,011,905)

	Net Assets	100.0%	$19,215,315,426

* Variable rate instrument.

THE RESERVE FUND - U.S. GOVERNMENT FUND

SCHEDULE OF INVESTMENTS – AUGUST 31, 2004 (Unaudited)

Principal Amount			Value
	Government Agency Notes– 68.3%

$15,000,000	Federal Home Loan Bank, 1.45%, 3/11/05		$15,000,000
10,000,000	Federal Home Loan Bank, 1.44%, 3/15/05*		10,000,000
50,000,000	Federal Home Loan Bank, 1.55%, 4/07/05*		50,000,000
20,000,000	Federal Home Loan Bank, 1.30%, 4/13/05		20,000,000
10,000,000	Federal Home Loan Bank, 1.35%, 4/15/05		10,000,000
50,000,000	Federal Home Loan Bank, 1.54%, 4/19/05*		49,993,278
10,000,000	Federal Home Loan Bank, 1.30%, 4/25/05		10,000,000
10,000,000	Federal Home Loan Bank, 1.36%, 5/03/05		10,000,000
15,595,000	Federal Home Loan Bank, 1.65%, 5/17/05		15,595,000
10,000,000	Federal Home Loan Bank, 2.19%, 7/05/05		10,000,000
50,000,000	Federal Home Loan Bank, 1.49%, 10/03/05*		49,972,774
50,000,000	Federal Home Loan Mortgage Corp., 1.48%, 10/12/04		49,917,777
30,000,000	Federal Home Loan Mortgage Corp., 1.55%, 10/26/04		29,930,250
30,000,000	Federal Home Loan Mortgage Corp., 1.14%, 12/17/04		29,899,300
50,000,000	Federal Home Loan Mortgage Corp., 2.30%, 9/26/05		50,000,000
50,000,000	Federal Home Loan Mortgage Corp., 1.54%, 10/07/05*		50,019,034
40,000,000	Federal National Mortgage Association, 1.14%, 12/15/04		39,868,266
50,000,000	Federal National Mortgage Association, 1.50%, 12/20/04*		49,997,008
50,000,000	Federal National Mortgage Association, 1.56%, 1/28/05*		49,994,409
25,000,000	Federal National Mortgage Association, 1.375%, 2/14/05		25,000,000
25,000,000	Federal National Mortgage Association, 1.55%, 6/17/05*		24,998,992
300,000,000	Federal National Mortgage Association, 1.44%, 9/08/05*		299,847,920

	Total Government Agency Notes (Cost $950,034,008)		950,034,008

	Repurchase Agreements – 35.1%
252,000,000	Bear Stearns & Co., Inc., 1.59%, dated 8/31/04, due 9/01/04, repurchase proceeds at maturity $252,011,130 (collateralized by GNRR 5.00% due 6/20/33 valued at $29,513,101, FGRM 4.00% to 5.50% due 8/15/19 to 3/15/33 valued at $137,870,672, SBA 0% to 10.52% due 1/25/07 to 3/25/22 valued at $91,285,419)		252,000,000
138,000,000	Deutsche Bank Securities Inc., 1.58%, dated 8/31/04, due 9/01/04, repurchase proceeds at maturity $138,006,057 (collateralized by GNAR 3.50% due 8/20/33 valued at $8,366,772, GNMAI 4.50% to 6.00% due 5/15/19 to 5/15/34 valued at $100,768,400, GNMAII 5.00% to 7.00% due 12/20/25 to 7/20/33 valued at $33,021,062)		138,000,000
40,000,000	JP Morgan Chase & Co., 1.58%, dated 8/31/04, due 9/01/04, repurchase proceeds at maturity $40,001,756 (collateralized by GNRM 1.95% to 5.05% due 2/16/33 to 4/16/46 valued at $41,203,933)		40,000,000
59,000,000	State Street Bank & Trust Co., 1.55%, dated 8/31/04, due 9/01/04, repurchase proceeds at maturity $59,002,589 (collateralized by FNMA 2.875% due 10/15/05 valued at $11,224,057, FHLMC 5.50% due 7/15/06 valued at $48,962,213)		59,000,000

	Total Repurchase Agreements (Cost $489,000,000)		489,000,000

	Total Investments (Cost $1,479,034,008)	103.4%	1,439,034,008

	Liabilities in Excess of Other Assets	(3.4)	(47,536,658)

	Net Assets	100.0%	$1,391,497,350

* Variable rate instrument.

THE RESERVE FUND - U.S. TREASURY FUND

SCHEDULE OF INVESTMENTS – AUGUST 31, 2004 (Unaudited)

Principal Amount			Value

	U.S. Treasury Bills - 89.4%

$37,900,000	1.31% - 1.34%, 9/02/04		$37,898,603
74,200,000	1.30% - 1.41%, 9/09/04		74,177,007
50,000,000	1.35%, 9/16/04		49,971,875
85,000,000	1.34% - 1.41%, 9/23/04		84,928,256
81,000,000	1.47% , 11/12/04		80,762,670
50,000,000	1.45% - 1.52%, 11/18/04		49,840,100
23,100,000	1.51% - 1.53%, 11/26/04		23,016,525
32,000,000	1.72%, 2/03/05		31,763,022

	Total U.S. Treasury Bills (Cost $432,358,058)		432,358,058

	U.S. Treasury Notes - 10.3%
50,000,000	1.06%, 12/31/04 (Cost $50,110,000)		50,110,000

	Total Investments (Cost $482,468,058)	99.7%	482,468,058
	Other Assets, Less Liabilities	0.3	1,384,329
	Net Assets	100.0%	$483,852,387

GLOSSARY

FGRA	FHLMC Adjustable Rate REMIC
FGRM	FHLMC Gold REMIC Mortgage-Backed Pass-Through Participation Certificates
FGSR	FHLMC Gold STRIP Pro-Rata Principal Only
FHLMC	Federal Home Loan Mortgage Corp.
FMRA	FHLMC REMIC
FNMA	Federal National Mortgage Association
FNRA	FNMA REMIC
FNRM	FNMA REMIC Mortgage-Backed Pass-Through Securities
FNDN	FHLMC Discount Note
FNST	FNMA STRIPS
FXRA	FNMA Series 2001-72
GNAR	GNMA Adjustable Rate Mortgage-Backed Pass-Through Securities
GNMA	Government National Mortgage Association
GNMAI	GNMA I MBS Fixed Rate
GNMAII	GNMA II MBS Fixed Rate
GNRM	GNMA Pass-Through Floating Rate Securities
GNRP	Federal Eligible GNMA REMIC
GNRR	PPC Eligible GNMA REMIC
REMIC	Real Estate Mortgage Investment Conduit
SBA	Small Business Administration
SFNI	FNMA Stripped Mortgage-Backed Securities

Item 2.           Controls and Procedures

(a)          It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the current disclosure controls of the registrant and each of it’s series (the “registrant”) and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)         The registrant has revised, adopted and implemented written compliance policies and procedures as required by new Rule 38a-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Board of Trustees of the registrant, including a majority of the Trustees who are not interested persons, has approved the policies and procedures of the registrant and those of each investment adviser, principal underwriter, administrator, and transfer agent of the fund, based on a finding by the Board that the policies and procedures are reasonably designed to prevent violation of the Federal Securities Laws by the registrant, and by each investment adviser, principal underwriter, administrator, and transfer agent of the registrant.

Item 3.           Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Reserve Fund
By (Signature and Title)*	/s/ Bruce Bent
Bruce Bent
Chief Executive Officer

Date	October 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce Bent
Bruce Bent
Chief Executive Officer

By (Signature and Title)*	/s/ Arthur Bent
Arthur Bent
Treasurer and Chief Financial Officer

Date	October 29, 2004

*  Print the name and title of each signing officer under his or her signature.